Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	DIAMEDICA THERAPEUTICS INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	A1
Entity, File Number	001-36291
Entity, Address, Address Line One	301 Carlson Parkway, Suite 210
Entity, Address, City or Town	Minneapolis
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55305
City Area Code	763
Local Phone Number	496-5454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting common shares
Trading Symbol	DMAC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001401040